Net loss per ordinary share (Tables)	12 Months Ended
Jun. 30, 2022
Earnings Per Share [Abstract]
Schedule of Reconciliation of Basic Net Loss Per Share to Diluted Net Loss Per Share

The following is a reconciliation of basic net loss per share to diluted net loss per share for the fiscal years ended June 30, 2022, 2021 and 2020.

	Year ended June 30,
	2022	2021	2020
Basic earnings per share	$(0.62)	$(0.49)	$(0.17)
Average shares outstanding - basic	72,861,448	71,484,934	59,079,522
Convertible debt shares	976,048	—	—
Adjusted average shares outstanding - diluted	73,837,496	71,484,934	59,079,522
Diluted earnings per share	$(0.67)	$(0.49)	$(0.17)